Note 9 - Related Party Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
6.
Related Party Receivable

On
August 10, 2016,
we entered into a reimbursement agreement with a former executive officer. Pursuant to the reimbursement agreement, the former officer agreed to repay the Company, over a six
-year period, approximately
$658,000
in expenses that the Company determined to have been improperly paid under the Company's prior expense reimbursement policies.

The
$658,000
non-interest-bearing receivable was recorded net of a
$199,000
discount to reflect the net present value of the future cash payments.

In
March 2019,
in conjunction with the former executive officer's termination, we entered into a consulting agreement and release of claims agreement with the former executive officer. As partial consideration for the release, we modified the reimbursement agreement to change the payment terms, extend the maturity and forgive approximately
50%
or
$229,000
of the outstanding receivable. At
September 30, 2020,
$229,000
remains outstanding and is due in installments through
July 2025.
The Company has concluded that this outstanding balance is
not
recoverable and recorded an allowance against the entire remaining balance.

Note
9.
Related Party Receivable
On
August 10, 2016,
we entered into a reimbursement agreement with a former executive officer. Pursuant to the reimbursement agreement, the former officer agreed to repay the Company, over a six
-year period, approximately
$658,000
in expenses that the Company determined to have been improperly paid under the Company's prior expense reimbursement policies.

The
$658,000
non-interest-bearing receivable was recorded net of a
$199,000
discount to reflect the net present value of the future cash payments.

In
March 2019,
in conjunction with the former executive officer's termination, we entered into a consulting agreement and release of claims agreement with the former executive officer. As partial consideration for the release, we modified the reimbursement agreement to change the payment terms, extend the maturity and forgive approximately
50%
or
$229,000
of the outstanding receivable. At
December 31, 2019,
$229,000
remains outstanding and is due in installments through
July 2025.
The Company has concluded that this outstanding balance is
not
recoverable and recorded an allowance against the entire remaining balance.